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                        SUPPLEMENT DATED MAY 2, 2011 TO

                       PROSPECTUS DATED MAY 1, 2011 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

Effective May 2, 2011, all references to the Columbia Marsico Growth Fund, Variable Series -- Class A and the Columbia Marsico International Opportunities Fund, Variable Series -- Class B in your variable annuity prospectus are deemed to refer to the Columbia Variable Portfolio -- Marsico Growth Fund -- Class 1 and the Columbia Variable Portfolio -- Marsico International Opportunities Fund -- Class 2, respectively.

19779 SUPPA 05/02/11